Cover	Oct. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2024
Entity File Number	001-36055
Entity Registrant Name	BAIYU Holdings, Inc.
Entity Central Index Key	0001556266
Entity Tax Identification Number	45-4077653
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 3703
Entity Address, Address Line Two	Jingji Binhe Times Building, Binhe Avenue
Entity Address, Address Line Three	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	(0755
Local Phone Number	82792111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BYU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false